PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 97.9%
Common Stocks
Agricultural Products 2.0%
Bunge Ltd.	102,846	$10,192,038
Darling Ingredients, Inc.*(a)	112,248	7,440,920
		17,632,958
Coal & Consumable Fuels 1.0%
Cameco Corp. (Canada)(a)	328,926	9,213,217
Construction & Engineering 1.3%
Ameresco, Inc. (Class A Stock)*(a)	177,107	11,418,088
Copper 6.2%
ERO Copper Corp. (Brazil)*	1,297,779	21,311,842
First Quantum Minerals Ltd. (Zambia)	670,899	15,565,482
Freeport-McMoRan, Inc.	427,165	19,060,102
		55,937,426
Diversified Metals & Mining 6.5%
Anglo American PLC (South Africa)	456,610	19,693,776
Glencore PLC (Australia)	3,918,159	26,239,472
Hudbay Minerals, Inc. (Canada)	1,030,187	5,985,003
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	681,835	6,405,575
		58,323,826
Electrical Components & Equipment 1.7%
Array Technologies, Inc.*(a)	207,137	4,604,656
FREYR Battery SA (Norway)*(a)	1,217,356	10,724,906
		15,329,562
Fertilizers & Agricultural Chemicals 3.1%
CF Industries Holdings, Inc.	89,256	7,559,983
Corteva, Inc.	195,483	12,598,880
Nutrien Ltd. (Canada)	91,219	7,552,021
		27,710,884
Gold 6.8%
Agnico Eagle Mines Ltd. (Canada)(a)	392,343	22,159,533
Barrick Gold Corp. (Canada)	1,179,642	23,062,001
Endeavour Mining PLC (Burkina Faso)	264,983	6,243,446

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gold (cont’d.)
Newmont Corp.	80,994	$4,287,012
Osisko Mining, Inc. (Canada)*	1,821,975	5,121,331
		60,873,323
Heavy Electrical Equipment 0.4%
Alfen N.V. (Netherlands), 144A*	36,400	3,377,131
Industrial Machinery 0.9%
Chart Industries, Inc.*(a)	63,120	8,456,818
Integrated Oil & Gas 8.6%
Chevron Corp.(a)	170,327	29,640,304
Shell PLC (Netherlands), ADR	537,691	31,621,608
TotalEnergies SE (France), ADR(a)	260,049	16,133,440
		77,395,352
Mortgage REITs 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	172,910	6,382,108
Oil & Gas Drilling 1.7%
Patterson-UTI Energy, Inc.(a)	888,455	14,926,044
Oil & Gas Equipment & Services 15.6%
Cactus, Inc. (Class A Stock)(a)	304,067	16,453,065
Expro Group Holdings NV*(a)	272,800	5,153,192
Halliburton Co.(a)	882,995	36,397,054
National Energy Services Reunited Corp.*	572,118	4,325,212
ProFrac Holding Corp. (Class A Stock)*	258,231	5,810,198
Schlumberger Ltd.	761,692	43,401,210
Technip Energies NV (France)	324,072	6,282,883
TechnipFMC PLC (United Kingdom)*(a)	1,614,755	22,428,947
		140,251,761
Oil & Gas Exploration & Production 30.3%
Chesapeake Energy Corp.	262,695	22,780,910
Chord Energy Corp.	85,636	12,274,208
ConocoPhillips	353,622	43,095,913
Devon Energy Corp.	434,975	27,507,819
Diamondback Energy, Inc.	276,043	40,335,403
EOG Resources, Inc.	90,915	12,023,509
EQT Corp.	275,580	9,003,199

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Exploration & Production (cont’d.)
Hess Corp.	321,329	$48,250,763
PDC Energy, Inc.	480,445	32,540,540
Pioneer Natural Resources Co.	30,840	7,103,994
Sintana Energy, Inc. (Canada)*	637,992	64,732
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	132,407
Spartan Delta Corp. (Canada)	1,138,019	12,855,154
TXO Energy Partners LP, UTS*	175,000	3,920,000
		271,888,551
Oil & Gas Refining & Marketing 2.6%
Valero Energy Corp.	169,661	23,757,630
Oil & Gas Storage & Transportation 2.6%
Cheniere Energy, Inc.	151,600	23,162,964
Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07 )*^(f)	523,100	83,837
Renewable Electricity 1.2%
Sunnova Energy International, Inc.*(a)	548,558	10,685,910
Semiconductor Equipment 2.4%
Enphase Energy, Inc.*	52,810	11,691,078
SolarEdge Technologies, Inc.*(a)	29,714	9,482,629
		21,173,707
Silver 0.7%
MAG Silver Corp. (Canada)*	454,206	6,236,777
Specialty Chemicals 0.4%
Livent Corp.*(a)	134,938	3,497,593
Steel 1.2%
Steel Dynamics, Inc.	89,690	10,820,202

Total Long-Term Investments (cost $553,423,934)		878,535,669

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 15.6%
Affiliated Mutual Fund 14.0%
PGIM Institutional Money Market Fund (cost $125,070,243; includes $124,634,291 of cash collateral for securities on loan)(b)(we)	125,190,818	$125,165,780
Unaffiliated Fund 1.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $14,771,395)	14,771,395	14,771,395

Total Short-Term Investments (cost $139,841,638)		139,937,175

TOTAL INVESTMENTS 113.5% (cost $693,265,572)		1,018,472,844
Liabilities in excess of other assets(z) (13.5)%		(121,325,869)

Net Assets 100.0%		$897,146,975

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
LP—Limited Partnership
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
REITs—Real Estate Investment Trust
SPAC—Special Purpose Acquisition Company
UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $55,310 and 0.0% of net assets.
(1)	The Fund entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $125,160,079; cash collateral of $124,634,291 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $4,469,143. The aggregate value of $83,837 is 0.0% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Unfunded commitment with a SPAC outstanding at January 31, 2023:
Issuer(1)	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
GoGreen Investments Corp.^	452,817	$4,528,170	$4,499,643	$(28,527)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).